PAPP SMALL & MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2022 (Unaudited)

COMMON STOCKS - 92.0%	Shares	Value
Consumer Discretionary - 9.2%
Home & Office Products - 1.3%
Scotts Miracle-Gro Company (The)	7,600	$ 508,820

Leisure Products - 1.5%
YETI Holdings, Inc. (a)	14,900	549,661

Retail - Discretionary - 6.4%
O'Reilly Automotive, Inc. (a)	3,500	2,439,920

Consumer Staples - 8.9%
Food - 3.8%
McCormick & Company, Inc.	17,400	1,462,818

Household Products - 5.1%
Church & Dwight Company, Inc.	17,000	1,423,070
Clorox Company (The)	3,500	505,190
		1,928,260
Financials - 9.4%
Asset Management - 3.6%
T. Rowe Price Group, Inc.	11,200	1,344,000

Institutional Financial Services - 5.8%
FactSet Research Systems, Inc.	5,100	2,210,034

Health Care - 13.8%
Health Care Facilities & Services - 2.5%
ICON plc (a)	4,537	951,999

Medical Equipment & Devices - 11.3%
Mettler-Toledo International, Inc. (a)	1,885	2,285,487
ResMed, Inc.	5,300	1,165,576
Teleflex, Inc.	3,600	814,536
		4,265,599

PAPP SMALL & MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.0% (Continued)	Shares	Value
Industrials - 24.6%
Electrical Equipment - 5.7%
AMETEK, Inc.	17,900	$ 2,150,864

Industrial Intermediate Products - 5.3%
RBC Bearings, Inc. (a)	8,350	2,009,678

Machinery - 7.6%
IDEX Corporation	11,000	2,213,310
Valmont Industries, Inc.	2,500	692,050
		2,905,360
Transportation & Logistics - 6.0%
Expeditors International of Washington, Inc.	22,100	2,273,869

Materials - 4.3%
Chemicals - 4.3%
Ecolab, Inc.	10,000	1,638,300

Technology - 21.8%
Semiconductors - 4.3%
NXP Semiconductors N.V.	4,400	724,152
Silicon Laboratories, Inc. (a)	7,100	889,843
		1,613,995
Software - 8.5%
ANSYS, Inc. (a)	6,820	1,693,406
Informatica, Inc. - Class A (a)	40,600	896,042
Pegasystems, Inc.	17,130	627,129
		3,216,577
Technology Hardware - 4.2%
Trimble, Inc. (a)	25,500	1,612,875

PAPP SMALL & MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.0% (Continued)	Shares	Value
Technology - 21.8% (Continued)
Technology Services - 4.8%
CoStar Group, Inc. (a)	26,250	$ 1,828,050

Total Common Stocks (Cost $13,602,597)		$ 34,910,679

EXCHANGE-TRADED FUNDS - 2.9%	Shares	Value
Health Care - 2.9%
Biotech & Pharma - 2.9%
SPDR® S&P® Biotech ETF (Cost $827,662)	13,300	$ 1,113,210

MONEY MARKET FUNDS - 5.0%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 2.03% (b) (Cost $1,899,393)	1,899,393	$ 1,899,393

Total Investments at Value - 99.9% (Cost $16,329,652)		$ 37,923,282

Other Assets in Excess of Liabilities - 0.1%		26,957

Net Assets - 100.0%		$ 37,950,239

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of August 31, 2022.